BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of current and non current bank deposits and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 192,177	₽ 139,438
Due to banks and other financial institutions	21,430	24,644
Debt securities issued	5,581	1,840
Financial liabilities at fair value through profit or loss		2
Other financial liabilities	2,181	1,753
Total bank deposits and liabilities	221,369	167,677
Less: current portion	(207,055)	(165,794)
Total bank deposits and liabilities, non-current	₽ 14,313	₽ 1,883